Note 12 - Subordinated Notes Payable	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	Subordinated notes payable:

(thousands of Canadian dollars)
	2025	2024

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031. The fixed rate applies only until May 1, 2026, at which point the obligation switches to floating rate and the notes are redeemable by the Bank, subject to regulatory approval.	$103,516	$102,503

	$103,516	$102,503

On April 30, 2024, the Bank redeemed its $5.0 million, unsecured, non-viability contingent capital compliant, subordinate note payable using the Bank’s general funds.